Financial Risk Management - Schedule of Maturity Profile of Anticipated Future Contractual Cash Flows Carrying Value (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	$ (220,227)
Carrying amount	(130,595)
Within 1 year [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(32,565)
Between 1-2 years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(18,416)
Between 2-5 years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(169,246)
Borrowings
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(173,883)
Carrying amount	(91,745)
Borrowings | Within 1 year [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(6,485)
Borrowings | Between 1-2 years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(12,729)
Borrowings | Between 2-5 years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(154,669)
Trade Payables [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(20,919)
Carrying amount	(20,919)
Trade Payables [Member] | Within 1 year [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(20,919)
Lease Liabilities [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(12,648)
Carrying amount	(11,431)
Lease Liabilities [Member] | Within 1 year [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(4,067)
Lease Liabilities [Member] | Between 1-2 years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(3,621)
Lease Liabilities [Member] | Between 2-5 years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(4,960)
Contingent Consideration
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(12,777)
Carrying amount	(6,500)
Contingent Consideration | Within 1 year [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(1,094)
Contingent Consideration | Between 1-2 years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	(2,066)
Contingent Consideration | Between 2-5 years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Total contractual cash flows	$ (9,617)